Wilmington Broad Market Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 6.09%, 05/01/33Δ	$4,001	$4,029
TOTAL ADJUSTABLE RATE MORTGAGE (COST $3,996)		$4,029
COLLATERALIZED MORTGAGE OBLIGATIONS − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	1,709	1,704
WHOLE LOAN − 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.25%, 02/25/34Δ	15,100	14,967
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.75%, 11/25/35Δ	7,971	9,450
TOTAL WHOLE LOAN		$24,417
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $24,677)		$26,121
CORPORATE BONDS − 40.4%
AEROSPACE & DEFENSE − 1.7%
Boeing Co. (The), Sr. Unsecured, 5.88%, 02/15/40	4,000,000	4,015,605
General Dynamics Corp., Company Guaranteed, 4.95%, 08/15/35	1,000,000	982,373
L3Harris Technologies, Inc., Sr. Unsecured
2.90%, 12/15/29	1,000,000	941,327
5.40%, 07/31/33	3,000,000	3,020,356
5.35%, 06/01/34	2,900,000	2,891,557
TOTAL AEROSPACE & DEFENSE		$11,851,218
AUTOMOTIVE − 1.0%
Ford Motor Credit Co. LLC, Sr. Unsecured
5.73%, 09/05/30	3,000,000	3,004,162
5.87%, 10/31/35	1,000,000	963,697
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	975,980
General Motors Financial Co., Inc., Sr. Unsecured, 5.45%, 07/15/30	2,000,000	2,025,037
TOTAL AUTOMOTIVE		$6,968,876
BIOTECHNOLOGY − 0.4%
Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	3,000,000	2,783,243
BUILDING PRODUCTS − 0.2%
Johnson Controls International PLC, Sr. Unsecured, 5.50%, 04/19/29	1,400,000	1,425,915
Description	Par Value	Value
CAPITAL MARKETS − 1.4%
Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	$2,080,000	$2,062,285
(SOFR + 1.03%), 4.97%, 06/03/32Δ	3,000,000	2,957,229
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	973,787
Morgan Stanley, Sr. Unsecured, (SOFR + 1.18%), 5.07%, 01/30/37Δ	3,000,000	2,878,405
Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	1,000,000	951,389
TOTAL CAPITAL MARKETS		$9,823,095
CHEMICALS − 0.6%
Ecolab, Inc., Sr. Unsecured, 4.60%, 06/15/29	3,000,000	2,993,259
Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27#	1,000,000	1,001,108
TOTAL CHEMICALS		$3,994,367
COMMERCIAL SERVICES & SUPPLIES − 0.5%
Global Payments, Inc., Sr. Unsecured
4.50%, 11/15/28	2,600,000	2,567,798
2.90%, 05/15/30	1,000,000	912,921
TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,480,719
COMPUTERS − 0.4%
Hewlett Packard Enterprise Co., Sr. Unsecured, 4.50%, 03/23/28	3,000,000	2,988,396
DIVERSIFIED FINANCIAL SERVICES − 9.3%
American Express Co., Sr. Unsecured, (SOFR + 0.81%), 4.35%, 07/20/29Δ	1,770,000	1,760,632
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,081,551
Bank of America Corp., Subordinated, (SOFR + 1.57%), 5.49%, 04/23/37Δ	3,000,000	2,925,381
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,000,316
Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29#,Δ	2,550,000	2,565,545
Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,717,552
Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27#	2,120,000	2,136,586
Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	3,000,000	3,012,282
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,874,976
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Citigroup, Inc., Sr. Unsecured, (SOFR + 1.49%), 5.17%, 09/11/36#,Δ	$3,000,000	$2,922,069
Citigroup, Inc., Subordinated, 4.13%, 07/25/28	3,900,000	3,849,228
Fifth Third Bancorp, Sr. Unsecured
3.95%, 03/14/28	3,000,000	2,966,424
(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,273,622
(SOFR + 0.95%), 4.57%, 04/29/32Δ	2,000,000	1,946,221
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,061,384
Huntington National Bank (The), Sr. Unsecured, (SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,001,264
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 4.91%, 05/15/47#,Δ	1,000,000	908,750
JPMorgan Chase & Co., Sr. Unsecured, (SOFR + 1.26%), 5.15%, 04/23/37Δ	3,000,000	2,914,800
PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,049,950
PNC Financial Services Group, Inc. (The), Sr. Unsecured, (SOFR + 1.20%), 5.49%, 05/14/30Δ	2,000,000	2,032,701
Royal Bank of Canada, Sr. Unsecured,, (SOFR + 0.89%), 4.50%, 08/06/29Δ	3,430,000	3,415,575
Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28	1,510,000	1,515,960
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 4.57%, 06/02/28	3,095,000	3,092,546
Truist Bank, Subordinated, BKNT
3.80%, 10/30/26	1,000,000	998,875
2.25%, 03/11/30	1,850,000	1,678,077
Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,534,105
U.S. Bancorp, Sr. Unsecured, (SOFR + 1.30%), 5.08%, 05/15/31Δ	1,745,000	1,751,105
U.S. Bancorp, Subordinated, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.25%), 5.72%, 05/20/41Δ	3,000,000	2,931,492
Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	780,334
TOTAL DIVERSIFIED FINANCIAL SERVICES		$63,699,303
ELECTRIC − 4.4%
Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,454,913
DTE Energy Co., Sr. Unsecured
4.95%, 07/01/27	2,000,000	2,007,851
5.20%, 04/01/30	4,000,000	4,038,510
Duke Energy Indiana LLC, 1st Mortgage, 5.90%, 05/15/55	5,000,000	4,805,727
Entergy Arkansas LLC, 1st Mortgage, 5.75%, 01/15/56	1,000,000	943,370
Exelon Corp., Sr. Unsecured
5.15%, 03/15/29	3,015,000	3,045,791
5.13%, 03/15/31#	2,000,000	2,020,861
Description	Par Value	Value
4.70%, 04/15/50	$2,000,000	$1,600,929
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,976,445
Public Service Electric and Gas Co., Secured, 4.20%, 01/01/31	2,000,000	1,950,696
Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,151,391
Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	213,545
WEC Energy Group, Inc., Sr. Unsecured, 1.80%, 10/15/30	394,000	348,943
Wisconsin Public Service Corp., Sr. Unsecured, 4.25%, 01/15/31	2,000,000	1,955,946
TOTAL ELECTRIC		$30,514,918
ELECTRONICS − 0.3%
Hubbell, Inc., Sr. Unsecured, 5.15%, 06/15/36	1,890,000	1,836,028
FOOD & STAPLES RETAILING − 1.0%
Campbell's Company (The), Sr. Unsecured, 4.55%, 03/21/31	3,000,000	2,898,198
Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	562,991
General Mills, Inc., Sr. Unsecured, 2.88%, 04/15/30	4,000,000	3,717,292
TOTAL FOOD & STAPLES RETAILING		$7,178,481
GAS − 0.2%
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,078,679
HEALTHCARE-PRODUCTS − 0.6%
Baxter International, Inc., Sr. Unsecured, 1.73%, 04/01/31	2,500,000	2,116,787
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27#	2,000,000	2,004,252
TOTAL HEALTHCARE-PRODUCTS		$4,121,039
HEALTHCARE-SERVICES − 0.7%
Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	844,458
CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	143,102
Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,631,314
NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55#	1,000,000	648,200
UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,327,590
3.95%, 10/15/42	290,000	230,383
TOTAL HEALTHCARE-SERVICES		$4,825,047
INSURANCE − 2.1%
Aon North America, Inc., Company Guaranteed
5.15%, 03/01/29	2,000,000	2,014,730
5.75%, 03/01/54	2,000,000	1,876,278
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
CNA Financial Corp., Sr. Unsecured, 5.20%, 08/15/35	$3,000,000	$2,884,585
Hartford Insurance Group, Inc. (The), Sr. Unsecured, 5.95%, 10/15/36	2,000,000	2,063,301
Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	3,000,000	3,008,202
W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,472,523
4.00%, 05/12/50	1,425,000	1,052,317
TOTAL INSURANCE		$14,371,936
MACHINERY − 0.7%
Caterpillar Financial Services Corp., Sr. Unsecured, 4.30%, 05/15/29	4,975,000	4,934,538
MEDIA − 0.3%
Space Exploration Technologies Corp., Sr. Unsecured, 5.35%, 07/15/31Ω	2,000,000	1,947,560
MISCELLANEOUS MANUFACTURING − 0.3%
Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,790,532
OIL & GAS − 0.5%
Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,248,104
Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	890,480
Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	800,000	779,264
4.90%, 03/15/45#	563,000	487,669
TOTAL OIL & GAS		$3,405,517
ONLINE RETAILER − 0.4%
Meta Platforms, Inc., Sr. Unsecured, 5.50%, 11/15/45	3,000,000	2,599,949
PHARMACEUTICALS − 1.8%
Cardinal Health, Inc., Sr. Unsecured, 5.15%, 09/15/35	3,000,000	2,932,891
CVS Health Corp., Sr. Unsecured
5.00%, 01/30/29	2,000,000	2,010,038
5.45%, 09/15/35	1,000,000	987,865
Eli Lilly & Co., Sr. Unsecured, 4.65%, 05/20/33	5,525,000	5,413,340
Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	603,802
Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	1,005,000	750,753
TOTAL PHARMACEUTICALS		$12,698,689
PIPELINES − 3.4%
Enbridge, Inc., Company Guaranteed
4.90%, 06/20/30	1,000,000	1,000,019
4.85%, 03/27/31	2,000,000	1,986,820
Energy Transfer LP, Sr. Unsecured
4.00%, 10/01/27	2,000,000	1,985,937
4.95%, 06/15/28	2,000,000	2,008,940
5.30%, 04/15/47	3,000,000	2,592,087
Description	Par Value	Value
Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	$1,120,000	$863,273
4.95%, 10/15/54	500,000	425,189
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	913,915
Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	1,315,000	881,116
MPLX LP, Sr. Unsecured, 6.10%, 04/01/56	3,000,000	2,850,567
ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	996,339
ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	1,000,000	1,043,164
Targa Resources Corp., Company Guaranteed, 5.65%, 02/15/36	3,900,000	3,886,748
Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,233,315
Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	980,511
TOTAL PIPELINES		$23,647,940
REAL ESTATE INVESTMENT TRUSTS − 3.7%
American Tower Corp., Sr. Unsecured
3.13%, 01/15/27	1,000,000	994,003
4.05%, 03/15/32	1,000,000	943,952
3.10%, 06/15/50	1,500,000	925,932
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27#	1,420,000	1,409,966
Boston Properties LP, Sr. Unsecured
3.25%, 01/30/31	1,000,000	924,397
5.75%, 01/15/35	3,000,000	2,972,938
Crown Castle, Inc., Sr. Unsecured, 3.80%, 02/15/28	2,000,000	1,970,907
Healthcare Realty Holdings LP, Company Guaranteed
3.63%, 01/15/28	1,100,000	1,080,799
3.10%, 02/15/30	4,000,000	3,739,174
Healthpeak OP LLC, Company Guaranteed, 2.88%, 01/15/31	2,350,000	2,148,331
Prologis LP, Sr. Unsecured, 4.25%, 06/15/31#	3,000,000	2,917,552
Ventas Realty LP, Company Guaranteed
4.00%, 03/01/28	250,000	247,388
5.10%, 07/15/32	4,000,000	3,987,626
Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	884,712
TOTAL REAL ESTATE INVESTMENT TRUSTS		$25,147,677
RETAIL − 0.1%
Nordstrom, Inc., Sr. Secured, 5.00%, 01/15/44	1,000,000	722,400
SEMICONDUCTORS − 1.1%
Broadcom, Inc., Sr. Unsecured
4.35%, 02/15/30	2,000,000	1,953,955
5.20%, 07/15/35	3,000,000	2,886,121
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Intel Corp., Sr. Unsecured, 4.65%, 06/01/31	$3,000,000	$2,936,454
TOTAL SEMICONDUCTORS		$7,776,530
SOFTWARE − 1.0%
Oracle Corp., Sr. Unsecured, 6.00%, 08/03/55	4,000,000	3,223,304
Roper Technologies, Inc., Sr. Unsecured, 5.10%, 09/15/35	2,000,000	1,905,206
Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,376,910
TOTAL SOFTWARE		$6,505,420
TELECOMMUNICATIONS − 1.0%
AT&T, Inc., Sr. Unsecured
4.50%, 05/15/35	845,000	774,811
3.55%, 09/15/55	1,423,000	858,445
T-Mobile USA, Inc., Company Guaranteed
2.55%, 02/15/31	4,000,000	3,590,456
5.75%, 01/15/34	1,275,000	1,297,412
Verizon Communications, Inc., Sr. Unsecured, 2.36%, 03/15/32	305,000	264,045
TOTAL TELECOMMUNICATIONS		$6,785,169
TRANSPORTATION − 0.9%
FedEx Corp., Company Guaranteed, 3.10%, 08/05/29	2,000,000	1,904,383
Ryder System, Inc., Sr. Unsecured,, 4.30%, 12/01/30	1,300,000	1,266,656
Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,620,338
Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	532,739
TOTAL TRANSPORTATION		$6,324,116
TRUCKING & LEASING − 0.4%
GATX Corp., Sr. Unsecured
3.85%, 03/30/27	1,500,000	1,491,862
4.00%, 06/30/30	1,000,000	966,140
5.20%, 03/15/44	640,000	573,503
TOTAL TRUCKING & LEASING		$3,031,505
TOTAL CORPORATE BONDS (COST $289,061,507)		$278,258,802
GOVERNMENT AGENCIES − 0.8%
FEDERAL HOME LOAN BANK (FHLB) − 0.6%
3.25%, 11/16/28#	4,460,000	4,351,254
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.2%
6.25%, 05/15/29#	750,000	786,194
7.25%, 05/15/30#	400,000	439,282
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,225,476
TOTAL GOVERNMENT AGENCIES (COST $5,810,286)		$5,576,730
MORTGAGE-BACKED SECURITIES − 26.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) − 9.6%
Pool C00478, 8.50%, 09/01/26	90	90
Pool E09010, 2.50%, 09/01/27	27,155	26,816
Description	Par Value	Value
Pool G18497, 3.00%, 01/01/29	$7,853	$7,755
Pool C01272, 6.00%, 12/01/31	3,334	3,391
Pool A13990, 4.50%, 10/01/33	3,341	3,311
Pool G01625, 5.00%, 11/01/33	10,820	10,794
Pool A18401, 6.00%, 02/01/34	4,136	4,294
Pool QN1900, 3.00%, 04/01/35	331,177	314,120
Pool G08097, 6.50%, 11/01/35	7,037	7,324
Pool G02296, 5.00%, 06/01/36	30,393	30,620
Pool G02390, 6.00%, 09/01/36	3,276	3,387
Pool G05317, 5.00%, 04/01/37	127,210	128,186
Pool G08193, 6.00%, 04/01/37	5,821	6,074
Pool G03703, 5.50%, 12/01/37	3,771	3,850
Pool G04776, 5.50%, 07/01/38	14,407	14,634
Pool G05500, 5.00%, 05/01/39	117,336	117,710
Pool A93415, 4.00%, 08/01/40	183,148	174,126
Pool A93505, 4.50%, 08/01/40	225,567	219,519
Pool A93996, 4.50%, 09/01/40	168,367	163,852
Pool G06222, 4.00%, 01/01/41	264,625	250,685
Pool A97047, 4.50%, 02/01/41	164,583	160,430
Pool G06956, 4.50%, 08/01/41	165,258	161,087
Pool C03750, 3.50%, 02/01/42	76,620	70,203
Pool C03849, 3.50%, 04/01/42	41,904	37,828
Pool Q08305, 3.50%, 05/01/42	296,906	277,028
Pool C04305, 3.00%, 11/01/42	812,542	724,856
Pool C09020, 3.50%, 11/01/42	609,478	558,514
Pool G07266, 4.00%, 12/01/42	524,070	494,565
Pool C04444, 3.00%, 01/01/43	26,947	24,140
Pool C09029, 3.00%, 03/01/43	115,995	103,745
Pool G08534, 3.00%, 06/01/43	142,977	127,880
Pool Q19476, 3.50%, 06/01/43	227,565	208,916
Pool C09044, 3.50%, 07/01/43	270,903	248,701
Pool G07889, 3.50%, 08/01/43	220,186	201,724
Pool G07624, 4.00%, 12/01/43	242,628	230,248
Pool G60038, 3.50%, 01/01/44	1,299,963	1,191,134
Pool G07680, 4.00%, 04/01/44	419,773	395,758
Pool G07943, 4.50%, 08/01/44	22,237	21,588
Pool G08607, 4.50%, 09/01/44	152,859	148,588
Pool Q33547, 3.50%, 05/01/45	213,681	194,704
Pool Q36970, 4.00%, 10/01/45	98,950	91,944
Pool G60384, 4.50%, 12/01/45	15,453	15,006
Pool Q39644, 3.50%, 03/01/46	621,863	561,161
Pool Q39438, 4.00%, 03/01/46	652,704	610,884
Pool G08705, 3.00%, 05/01/46	59,501	52,381
Pool G08708, 4.50%, 05/01/46	105,341	101,066
Pool ZS4671, 3.00%, 08/01/46	384,852	338,348
Pool Q44452, 3.00%, 11/01/46	556,337	488,206
Pool ZS4693, 3.00%, 12/01/46	1,074,715	938,798
Pool SD8037, 2.50%, 01/01/50	2,182,354	1,811,808
Pool RA2341, 2.50%, 04/01/50	1,885,175	1,559,651
Pool SD8104, 1.50%, 11/01/50	2,014,269	1,498,803
Pool RA4349, 2.50%, 01/01/51	963,523	796,609
Pool SD8141, 2.50%, 04/01/51	918,851	754,791
Pool SD0778, 2.50%, 12/01/51	3,989,540	3,252,325
Pool SD8190, 3.00%, 01/01/52	1,652,622	1,423,905
Pool SD8199, 2.00%, 03/01/52	4,149,540	3,254,828
Pool QE2363, 3.50%, 05/01/52	961,188	854,195
Pool SD3139, 3.50%, 07/01/52	837,649	743,934
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Pool RA7777, 4.50%, 08/01/52	$2,583,214	$2,429,878
Pool SD8254, 3.00%, 10/01/52	3,101,465	2,643,092
Pool SD2066, 4.00%, 12/01/52	531,828	485,889
Pool SD3238, 5.50%, 12/01/52	1,445,131	1,438,564
Pool SD2617, 5.00%, 03/01/53	4,390,622	4,266,277
Pool RA8714, 4.50%, 04/01/53	6,086,904	5,730,078
Pool RA8647, 4.50%, 05/01/53	1,913,851	1,813,983
Pool SD3786, 5.00%, 05/01/53	1,060,410	1,029,975
Pool RA9431, 5.50%, 07/01/53	2,623,071	2,628,938
Pool SD3745, 6.00%, 09/01/53	2,646,457	2,695,014
Pool SD5763, 5.50%, 07/01/54	1,874,453	1,866,190
Pool RJ2210, 6.00%, 08/01/54	4,243,501	4,304,571
Pool RJ3017, 5.00%, 12/01/54	504,731	487,447
Pool SL0727, 5.50%, 02/01/55	2,119,008	2,115,659
Pool SL3524, 5.50%, 06/01/55	6,241,173	6,203,699
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$66,360,072
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 17.3%
Pool 256639, 5.00%, 02/01/27	597	597
Pool 256752, 6.00%, 06/01/27	1,057	1,060
Pool 257007, 6.00%, 12/01/27	1,529	1,538
Pool AB8997, 2.50%, 04/01/28	10,293	10,153
Pool AS4480, 2.50%, 02/01/30	112,163	109,063
Pool AS7462, 2.50%, 06/01/31	65,890	63,347
Pool 254007, 6.50%, 10/01/31	1,669	1,720
Pool 254240, 7.00%, 03/01/32	5,767	5,994
Pool 638023, 6.50%, 04/01/32	16,775	17,232
Pool 642345, 6.50%, 05/01/32	9,811	10,082
Pool 651292, 6.50%, 07/01/32	23,687	24,149
Pool 686398, 6.00%, 03/01/33	26,648	27,446
Pool BP6496, 2.00%, 07/01/35	490,268	446,902
Pool MA4095, 2.00%, 08/01/35	632,938	574,922
Pool 745412, 5.50%, 12/01/35	9,062	9,214
Pool 888789, 5.00%, 07/01/36	53,445	53,615
Pool 256515, 6.50%, 12/01/36	3,800	3,992
Pool AE0217, 4.50%, 08/01/40	26,972	26,502
Pool AB1796, 3.50%, 11/01/40	156,453	145,084
Pool AH5583, 4.50%, 02/01/41	70,025	68,124
Pool 890551, 4.50%, 08/01/41	17,604	17,123
Pool AL0658, 4.50%, 08/01/41	102,299	99,501
Pool AL1319, 4.50%, 10/01/41	123,258	119,167
Pool AL6302, 4.50%, 10/01/41	181,323	176,401
Pool AX5302, 4.00%, 01/01/42	314,861	298,267
Pool AK4523, 4.00%, 03/01/42	350,596	329,636
Pool AL2034, 4.50%, 04/01/42	34,556	33,568
Pool AB7936, 3.00%, 02/01/43	536,223	480,544
Pool AL3761, 4.50%, 02/01/43	53,788	52,346
Pool MA1458, 3.00%, 06/01/43	113,186	101,585
Pool AT7899, 3.50%, 07/01/43	747,567	688,881
Pool AS0302, 3.00%, 08/01/43	1,237,702	1,110,833
Pool AU4279, 3.00%, 09/01/43	251,690	225,893
Pool AL5537, 4.50%, 04/01/44	83,842	81,550
Pool AS3155, 4.00%, 08/01/44	12,664	11,939
Pool AX0833, 3.50%, 09/01/44	199,928	183,709
Pool AL6325, 3.00%, 10/01/44	792,442	711,134
Pool AS5136, 4.00%, 06/01/45	70,998	66,668
Pool AZ7362, 4.00%, 11/01/45	193,945	182,163
Description	Par Value	Value
Pool AZ9565, 3.50%, 12/01/45	$274,838	$249,777
Pool BC0326, 3.50%, 12/01/45	253,039	229,967
Pool BC0245, 3.00%, 02/01/46	158,154	139,041
Pool BC0830, 3.00%, 04/01/46	236,485	207,913
Pool AS7568, 4.50%, 07/01/46	33,319	32,102
Pool BC4764, 3.00%, 10/01/46	330,771	290,636
Pool MA2771, 3.00%, 10/01/46	97,804	85,932
Pool AS8276, 3.00%, 11/01/46	336,700	295,823
Pool BC9003, 3.00%, 11/01/46	345,764	303,790
Pool BE1899, 3.00%, 11/01/46	1,354,377	1,189,933
Pool BE3767, 3.50%, 07/01/47	296,629	268,265
Pool BH2618, 3.50%, 08/01/47	86,708	78,415
Pool MA3088, 4.00%, 08/01/47	254,136	236,091
Pool BH4010, 4.50%, 09/01/47	230,905	220,711
Pool BH9215, 3.50%, 01/01/48	428,436	387,445
Pool BJ0650, 3.50%, 03/01/48	1,788,327	1,612,048
Pool BJ0639, 4.00%, 03/01/48	100,463	93,190
Pool BJ9169, 4.00%, 05/01/48	464,518	430,915
Pool BK4764, 4.00%, 08/01/48	444,596	412,414
Pool BN1628, 4.50%, 11/01/48	200,324	190,473
Pool BM5334, 3.50%, 01/01/49	403,502	364,995
Pool MA3871, 3.00%, 12/01/49	1,105,459	955,080
Pool CA5306, 3.00%, 03/01/50	891,843	770,770
Pool CA5353, 3.50%, 03/01/50	824,506	737,316
Pool MA4100, 2.00%, 08/01/50	1,066,737	840,571
Pool FM3989, 2.50%, 08/01/50	671,036	554,451
Pool CA6983, 2.00%, 09/01/50	1,862,397	1,473,632
Pool CA7106, 2.00%, 09/01/50	1,182,478	935,611
Pool MA4119, 2.00%, 09/01/50	800,285	630,585
Pool BQ2999, 2.50%, 10/01/50	1,559,573	1,285,563
Pool CA7383, 3.00%, 10/01/50	1,028,203	885,569
Pool CA7734, 2.50%, 11/01/50	1,073,048	884,147
Pool FM5297, 3.00%, 11/01/50	1,380,069	1,199,854
Pool MA4208, 2.00%, 12/01/50	828,443	654,045
Pool CA8021, 2.50%, 12/01/50	3,190,363	2,636,268
Pool FM5166, 3.00%, 12/01/50	711,638	615,097
Pool BQ4495, 2.00%, 02/01/51	4,462,910	3,510,965
Pool CA8929, 2.00%, 02/01/51	2,092,898	1,656,016
Pool FM6426, 2.00%, 03/01/51	1,753,513	1,404,315
Pool CB0199, 3.00%, 04/01/51	563,008	482,022
Pool BR7857, 2.50%, 05/01/51	2,748,659	2,263,396
Pool FM7188, 2.50%, 05/01/51	1,848,197	1,540,366
Pool CB0727, 2.50%, 06/01/51	4,782,618	3,957,619
Pool FM8440, 2.50%, 08/01/51	1,095,974	905,845
Pool FM8745, 2.50%, 09/01/51	1,912,740	1,563,592
Pool BT6823, 2.50%, 10/01/51	2,809,018	2,312,520
Pool FM9482, 3.00%, 11/01/51	1,458,645	1,243,883
Pool FM9949, 2.00%, 12/01/51	699,951	559,253
Pool FM9871, 2.50%, 12/01/51	5,092,015	4,214,326
Pool BU1416, 3.00%, 01/01/52	1,676,207	1,449,547
Pool FS6380, 2.50%, 02/01/52	3,216,976	2,623,338
Pool FS0982, 3.00%, 03/01/52	1,442,256	1,242,292
Pool FS1571, 2.00%, 04/01/52	3,152,500	2,475,121
Pool CB3334, 3.50%, 04/01/52	4,506,861	4,025,735
Pool MA4598, 2.50%, 05/01/52	5,904,717	4,836,461
Pool BV7245, 4.00%, 05/01/52	5,108,701	4,686,407
Pool MA4644, 4.00%, 05/01/52	1,005,858	923,535
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Pool FA0609, 2.00%, 06/01/52	$4,113,170	$3,219,701
Pool CB4818, 4.00%, 10/01/52	882,263	810,161
Pool CB4800, 4.50%, 10/01/52	5,157,381	4,884,662
Pool FS5676, 5.00%, 12/01/52	5,405,425	5,269,524
Pool FS6931, 5.50%, 01/01/53	2,365,265	2,354,524
Pool FS5113, 5.50%, 07/01/53	526,484	521,788
Pool MA5108, 6.00%, 08/01/53	1,833,630	1,854,831
Pool CB7336, 5.50%, 10/01/53	3,119,165	3,100,464
Pool FA4725, 5.50%, 11/01/53	2,004,472	1,997,697
Pool CB8151, 5.50%, 03/01/54	3,101,239	3,078,007
Pool CB8709, 6.00%, 06/01/54	2,128,396	2,158,534
Pool FS9945, 6.50%, 09/01/54	1,684,582	1,740,110
Pool FS9801, 5.50%, 11/01/54	7,128,136	7,092,348
Pool CB9610, 5.00%, 12/01/54	4,245,449	4,125,996
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$119,034,980
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) − 0.0%**
Pool 780825, 6.50%, 07/15/28	3,842	3,894
Pool 2616, 7.00%, 07/20/28	2,282	2,313
Pool 2701, 6.50%, 01/20/29	5,896	5,991
Pool 426727, 7.00%, 02/15/29	993	998
Pool 503405, 6.50%, 04/15/29	3,538	3,625
Pool 781231, 7.00%, 12/15/30	3,536	3,592
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$20,413
TOTAL MORTGAGE-BACKED SECURITIES (COST $202,981,239)		$185,415,465
U.S. TREASURY OBLIGATIONS − 30.7%
U.S. TREASURY BONDS − 9.4%
6.38%, 08/15/27#	450,000	458,951
5.25%, 02/15/29	9,000,000	9,205,533
6.25%, 05/15/30	500,000	531,515
4.38%, 05/15/40	2,000,000	1,877,910
2.00%, 11/15/41	985,000	655,735
2.38%, 02/15/42	2,000,000	1,401,470
3.00%, 05/15/42	500,000	382,880
3.63%, 08/15/43	881,000	721,124
3.75%, 11/15/43	365,000	303,143
3.63%, 02/15/44	2,106,000	1,713,961
3.13%, 08/15/44	6,637,000	4,981,661
3.00%, 11/15/44	2,000,000	1,465,156
4.63%, 11/15/44	5,250,000	4,862,355
2.50%, 02/15/45	2,135,000	1,431,910
4.75%, 02/15/45	575,000	540,792
3.00%, 05/15/45	2,000,000	1,455,712
2.88%, 08/15/45	300,000	212,904
3.00%, 11/15/45	765,000	552,891
2.50%, 02/15/46	280,000	184,411
4.63%, 02/15/46	3,145,000	2,899,388
5.00%, 05/15/46	3,000,000	2,902,038
3.00%, 02/15/47	1,098,000	781,304
3.00%, 05/15/47	1,695,000	1,202,605
2.75%, 11/15/47	2,235,000	1,504,086
1.25%, 05/15/50	3,300,000	1,485,043
1.38%, 08/15/50	3,000,000	1,391,660
1.63%, 11/15/50	2,500,000	1,237,679
Description	Par Value	Value
2.00%, 08/15/51	$9,755,000	$5,263,076
3.63%, 05/15/53	3,035,000	2,306,422
4.13%, 08/15/53	3,000,000	2,496,799
4.63%, 05/15/54	3,000,000	2,713,666
4.63%, 11/15/55	3,000,000	2,715,035
5.00%, 05/15/56	2,500,000	2,405,351
TOTAL U.S. TREASURY BONDS		$64,244,166
U.S. TREASURY NOTES − 21.3%
4.00%, 02/29/28#	8,250,000	8,219,411
3.88%, 03/15/28	5,000,000	4,971,124
1.25%, 06/30/28	500,000	472,609
2.88%, 08/15/28	5,000,000	4,863,796
4.38%, 08/31/28	5,500,000	5,510,051
1.38%, 10/31/28	8,000,000	7,504,346
4.88%, 10/31/28	3,000,000	3,036,105
3.13%, 11/15/28	350,000	341,142
2.38%, 05/15/29	6,900,000	6,551,451
3.88%, 05/15/29	3,000,000	2,965,424
4.25%, 06/30/29	2,000,000	1,995,172
1.63%, 08/15/29	5,000,000	4,620,789
3.13%, 08/31/29	4,000,000	3,861,027
3.50%, 04/30/30	8,500,000	8,242,774
0.63%, 05/15/30	550,000	478,588
4.00%, 05/31/30	1,500,000	1,479,927
3.50%, 11/30/30	2,985,000	2,878,652
1.13%, 02/15/31	4,000,000	3,465,294
3.88%, 03/31/31	5,000,000	4,887,336
3.88%, 04/30/31	3,000,000	2,931,236
1.63%, 05/15/31	5,000,000	4,400,595
4.63%, 05/31/31	6,250,000	6,300,860
1.38%, 11/15/31	1,880,000	1,608,522
1.88%, 02/15/32	3,000,000	2,619,545
4.13%, 03/31/32	8,145,000	8,003,978
4.13%, 05/31/32	4,500,000	4,416,479
2.75%, 08/15/32	7,000,000	6,352,992
4.13%, 11/15/32	4,000,000	3,913,923
3.38%, 05/15/33	6,000,000	5,590,139
3.88%, 08/15/33	3,000,000	2,875,280
3.88%, 08/15/34	5,000,000	4,749,439
4.25%, 11/15/34	9,000,000	8,758,930
4.63%, 02/15/35	3,000,000	2,993,960
4.25%, 08/15/35	2,000,000	1,936,836
4.13%, 02/15/36	3,000,000	2,868,597
TOTAL U.S. TREASURY NOTES		$146,666,329
TOTAL U.S. TREASURY OBLIGATIONS (COST $231,836,118)		$210,910,495

	Number of Shares
MONEY MARKET FUND − 0.4%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	2,728,634	2,728,634
TOTAL MONEY MARKET FUND (COST $2,728,634)		$2,728,634
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 3.5%
REPURCHASE AGREEMENTS − 3.5%
Citadel Securities LLC, 3.70%, dated 7/31/26, due 8/03/26, repurchase price $4,430,533, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/15/26 to 5/15/56; total market value of $4,519,143.	$4,429,167	$4,429,167
Daiwa Capital Markets America, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $4,164,683, collateralized by U.S. Government Agency Securities, 3.50% to 5.50%, maturing 9/20/46 to 7/01/56; total market value of $4,246,685.	4,163,417	4,163,417
Deutsche Bank Securities, Inc., 3.62%, dated 7/31/26, due 8/03/26, repurchase price $1,437,881, collateralized by U.S. Treasury Securities, 1.25% to 4.63%, maturing 11/30/27 to 9/30/30; total market value of $1,466,197.	1,437,447	1,437,447
HSBC Securities USA, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $4,164,683, collateralized by U.S. Government Agency Securities, 1.57% to 7.50%, maturing 7/01/31 to 6/01/56; total market value of $4,246,685.	4,163,417	4,163,417
Natwest Markets Securities, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $2,434,043, collateralized by U.S. Government Agency Securities, 1.51% to 6.38%, maturing 12/01/30 to 9/01/54; total market value of $2,481,969.	2,433,303	2,433,303
Description	Par Value	Value
Nomura Securities International, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $3,172,436, collateralized by U.S. Government Agency & Treasury Securities, 3.00% to 6.50%, maturing 7/31/31 to 3/01/56; total market value of $3,234,905.	$3,171,471	$3,171,471
TD Securities, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $4,144,485, collateralized by U.S. Government Agency Securities, 2.50% to 5.50%, maturing 10/01/51 to 11/01/55; total market value of $4,226,090.	4,143,225	4,143,225
TOTAL REPURCHASE AGREEMENTS (COST $23,941,447)		$23,941,447
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $23,941,447)		$23,941,447
TOTAL INVESTMENTS − 102.7% (COST $756,387,904)		$706,861,723
COLLATERAL FOR SECURITIES ON LOAN − (3.5%)		(23,941,447)
OTHER ASSETS LESS LIABILITIES − 0.8%		5,372,725
TOTAL NET ASSETS − 100.0%		$688,293,001
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$4,029	$—	$4,029
Collateralized Mortgage Obligations	—	26,121	—	26,121
Corporate Bonds	—	278,258,802	—	278,258,802
Government Agencies	—	5,576,730	—	5,576,730
Mortgage-Backed Securities	—	185,415,465	—	185,415,465
U.S. Treasury Obligations	—	210,910,495	—	210,910,495
Money Market Fund	2,728,634	—	—	2,728,634
Repurchase Agreements	—	23,941,447	—	23,941,447
Total	$2,728,634	$704,133,089	$—	$706,861,723
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
Δ
Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (concluded)
Ω
Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these liquid restricted securities amounted to $6,017,146, representing 0.87% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
BKNT	Bank Notes
GMTN	Global Medium Term Note
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2026 (unaudited)